Segment Reporting (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Segment revenue	$ 1,898,982	$ 2,015,851	$ 1,456,911
Revenue from external customers	2,518,566	2,387,426	1,842,909
Travelan [Member] | Australia [Member]
Disclosure of operating segments [line items]
Segment revenue	1,240,393	1,162,628	1,042,279
Revenue from external customers	1,240,393	1,162,628	1,042,279
Travelan [Member] | United States [Member]
Disclosure of operating segments [line items]
Segment revenue	926,325	1,016,468	767,354
Revenue from external customers	926,325	1,016,468	767,354
Travelan [Member] | Other [Member]
Disclosure of operating segments [line items]
Segment revenue	301,915	149,283	2,095
Revenue from external customers	301,915	149,283	2,095
Protectyn [Member] | Australia [Member]
Disclosure of operating segments [line items]
Segment revenue	49,933	58,683	30,319
Revenue from external customers	49,933	58,683	30,319
Protectyn [Member] | Other [Member]
Disclosure of operating segments [line items]
Segment revenue		364	862
Revenue from external customers		$ 364	$ 862